SUBSEQUENT EVENTS (Additional Information) (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Jan. 31, 2023	Mar. 01, 2023
Subsequent Event [Line Items]
Litigation settlement, expense	$ 800
Convertible debt		$ 2,300